Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Additions	$ 275,107	$ 118,936
Disposals, property, plant and equipment	600	14,900
Net gains (losses) on disposals of property, plant and equipment	1,400	900
Cost
Statement Line Items [Line Items]
Additions	275,107	214,635
Amount derecognized to loss of control of the Kumtor Mine		2,114,011
Kumtor mine
Statement Line Items [Line Items]
Amount derecognized to loss of control of the Kumtor Mine		629,400
Kumtor mine | Cost
Statement Line Items [Line Items]
Additions		$ 95,700
Goldfield Project | Cost
Statement Line Items [Line Items]
Additions	$ 208,200